Share-based Compensation (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 25, 2018	Dec. 31, 2018 USD ($) $ / shares Rate shares	Dec. 31, 2017 USD ($) $ / shares Rate shares	Dec. 31, 2016 USD ($) $ / shares Rate shares	Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Distribution ratio	0.935301
Number of shares of common stock authorized for issuance under the plan (in shares)		30,200,000
Capital shares reserved for future issuance (in shares)		4,900,000
Share-based payment award, expiration period		10 years
Share-based compensation expense, after-tax | $		$ 17.7	$ 13.7	$ 12.7
Tax benefit from compensation expense | $		4.8	7.4	7.5
Cash related stock options exercises | $		10.7	22.5	4.1
Excess tax benefits from share-based compensation | $		3.8	2.9	(0.4)
Discontinued Operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense, after-tax | $		$ 4.0	4.4	0.0
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period		3 years
Share-based payment award, expiration period		10 years
Share-based compensation expense, after-tax | $		$ 4.9	4.5	4.4
Tax benefit from compensation expense | $		$ 1.3	$ 2.4	$ 2.6
Fair value assumptions, forfeiture rate		4.00%
Black Scholes valuation assumptions for stock option grants [Abstract]
Expected dividend yield | Rate		0.77%	1.15%	1.77%
Expected volatility | Rate		26.85%	27.04%	26.57%
Expected life (in years)		6 years 6 months	6 years 6 months	6 years 6 months
Risk-free interest rate | Rate		2.79%	2.10%	1.39%
Stock Option Outstanding (shares) [Roll Forward]
Beginning (in shares)		2,435,000	2,749,000	2,071,000
Granted (in shares)		250,000	370,000	933,000
Exercised (in shares)		(260,000)	(590,000)	(171,000)
Forfeited (in shares)		(61,000)	(94,000)	(84,000)
Ending (in shares)		2,364,000	2,435,000	2,749,000	2,071,000
Options exercisable (in shares)		1,044,000	920,000	1,292,000	1,200,000
Options vested and expected to vest (in shares)		1,287,000	1,452,000	1,373,000	832,000
Options outstanding, weighted-average remaining contractual life (in years)		6 years	6 years 3 months 18 days	6 years 1 month 6 days	5 years 7 months 6 days
Stock Options Outstanding, Weighted Average Exercise Price (dollars per share) [Abstract]
Beginning (in dollars per share) | $ / shares		$ 48.37	$ 45.34	$ 47.52
Granted (in dollars per share) | $ / shares		85.19	57.63	37.39
Exercised (in dollars per share) | $ / shares		41.80	39.93	25.59
Forfeited (in dollars per share) | $ / shares		52.51	49.10	51.17
Ending (in dollars per share) | $ / shares		$ 52.87	$ 48.37	$ 45.34	$ 47.52
Options outstanding, aggregate intrinsic value | $		$ 52.5	$ 112.7	$ 37.6	$ 8.7
Options exercised, aggregate intrinsic value | $		$ 11.7	$ 20.1	$ 3.5
Stock Option Additional Disclosures [Abstract]
Options granted, weighted-average grant-date fair value (in dollars per share) | $ / shares		$ 25.70	$ 15.66	$ 8.54
Options exercisable, intrinsic value | $		$ 19.4
Options exercisable, weighted-average remaining contractual term (in years)		4 years
Options exercisable, weighted-average exercise price per share (in dollars per share) | $ / shares		$ 55.43
Unrecognized compensation cost | $		$ 5.4
Unrecognized compensation cost, weighted-average period of recognition (in years)		1 year 6 months 21 days
Restricted Stock Units (RSUs) related to Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock credited to directors' accounts for RSUs (in shares)		248,465	228,366
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period		3 years
Share-based compensation expense, after-tax | $		$ 8.4	$ 6.4	$ 6.5
Tax benefit from compensation expense | $		$ 2.3	$ 3.5	$ 3.8
Fair value assumptions, forfeiture rate		2.00%
Stock Option Additional Disclosures [Abstract]
Unrecognized compensation cost | $		$ 14.0
Unrecognized compensation cost, weighted-average period of recognition (in years)		1 year 7 months 24 days
Nonvested Restricted Awards (shares) [Roll Forward]
Nonvested awards, beginning (in shares)		489,000	496,000	376,000
Granted (in shares)		137,000	121,000	271,000
Vested (in shares)		(154,000)	(98,000)	(120,000)
Forfeited (in shares)		(13,000)	(30,000)	(31,000)
Nonvested awards, ending (in shares)		459,000	489,000	496,000	376,000
Nonvested Awards, Weighted Average Grant Date Fair Value (dollars per share) [Abstract]
Nonvested awards, beginning (in dollars per share) | $ / shares		$ 47.63	$ 48.56	$ 57.36
Granted (in dollars per share) | $ / shares		84.94	57.66	37.44
Vested (in dollars per share) | $ / shares		55.14	64.75	56.12
Forfeited (in dollars per share) | $ / shares		65.39	47.60	52.67
Nonvested awards, ending (in dollars per share) | $ / shares		$ 55.75	$ 47.63	$ 48.56	$ 57.36
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense, after-tax | $		$ 4.4	$ 2.8	$ 1.8
Tax benefit from compensation expense | $		$ 1.2	$ 1.5	$ 1.1
Nonvested Restricted Awards (shares) [Roll Forward]
Nonvested awards, beginning (in shares)		260,000	158,000	32,000
Granted (in shares)		133,000	105,000	126,000
Vested (in shares)		(58,000)	0	0
Forfeited (in shares)		0	(3,000)	0
Nonvested awards, ending (in shares)		335,000	260,000	158,000	32,000
Nonvested Awards, Weighted Average Grant Date Fair Value (dollars per share) [Abstract]
Nonvested awards, beginning (in dollars per share) | $ / shares		$ 53.36	$ 49.55	$ 81.06
Granted (in dollars per share) | $ / shares		88.65	66.93	41.66
Vested (in dollars per share) | $ / shares		81.15	0	0
Forfeited (in dollars per share) | $ / shares		0	52.74	0
Nonvested awards, ending (in dollars per share) | $ / shares		$ 56.42	$ 53.36	$ 49.55	$ 81.06